Bank loans (Details)		12 Months Ended
	May 11, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 05, 2019 CNY (¥)
Bank loans (Details) [Line Items]
Drawings amount	¥ 27,000
Fixed interest rate, percentage	6.50%
Repayment of bank debt | $		$ 21,000
Maturity date	Feb. 28, 2022
October 27, 2021 [Member]
Bank loans (Details) [Line Items]
Drawings amount					¥ 100,000
July 2, 2021 [Member]
Bank loans (Details) [Line Items]
Drawings amount			¥ 9,900
Fixed interest rate, percentage			5.00%	5.00%
March 27, 2020 [Member]
Bank loans (Details) [Line Items]
Drawings amount			¥ 5,000
Fixed interest rate, percentage			3.95%	3.95%
Repayment of bank debt			¥ 800
October 19, 2020 [Member]
Bank loans (Details) [Line Items]
Drawings amount			¥ 5,000
Fixed interest rate, percentage			4.35%	4.35%
Repayment of bank debt			¥ 300
Loan Agreement [Member] | July 2, 2021 [Member]
Bank loans (Details) [Line Items]
Drawings amount			15,100
Mr. Zhao Jishuang [Member]
Bank loans (Details) [Line Items]
Drawings amount			¥ 30,000
Fixed interest rate, percentage			4.90%	4.90%
Mr. Peng Siguang
Bank loans (Details) [Line Items]
Drawings amount | $				$ 30,000
Fixed interest rate, percentage			5.00%	5.00%
Mr. Guo Yupeng
Bank loans (Details) [Line Items]
Drawings amount | $				$ 40,000
Fixed interest rate, percentage			5.00%	5.00%